Average Annual Total Returns - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity International Multifactor ETF	Mar. 01, 2023
Fidelity International Multifactor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(16.69%)
Since Inception	1.69%
Fidelity International Multifactor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.06%)
Since Inception	1.21%
Fidelity International Multifactor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.35%)
Since Inception	1.49%
IXYVF
Average Annual Return:
Past 1 year	(16.25%)
Since Inception	2.23%	[1]
MC040
Average Annual Return:
Past 1 year	(14.10%)
Since Inception	4.04%	[1]

[1]	A From February 26, 2019